Taxation - Movement in Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Balance at 1 January	€ (533,427)	€ (564,771)	€ (456,341)
Movements during the year	149,443	40,161	(24,357)
Movements in equity during the year			(10,960)
Business combination (note 3)	16,736
Translation differences	44,493	(8,817)	(73,113)
Balance at 31 December	€ (322,755)	€ (533,427)	€ (564,771)